SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

15.	SUPPLEMENTAL CASH FLOW INFORMATION
Greenidge had the following noncash investing and financing activities during the nine months ended September 30, 2021:

$ in thousands
Shares issued to Support.com shareholders upon Merger (Notes 3 and 9)	$93,885
Stock issued to purchase miners	$991
Contribution of Preferred Units, Senior Priority Units, and notes payable to related party for Greenidge class B common stock (Note 9)	$72,891
Issuance of shares for investor fee associated with successful completion of Merger (Notes 4 and 9)	$17,826
Issuance of warrants to advisor in connection with completion of Merger (Note 4 and 9)	$8,779